Annual Operating Expenses {- Fidelity Advisor® Real Estate Fund} - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-11 - Fidelity Advisor® Real Estate Fund	Sep. 29, 2020
Fidelity Advisor Real Estate Fund-Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual operating expenses	1.10%
Fidelity Advisor Real Estate Fund-Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.28%
Total annual operating expenses	1.31%
Fidelity Advisor Real Estate Fund-Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual operating expenses	1.89%
Fidelity Advisor Real Estate Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.33%
Total annual operating expenses	0.86%
Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.65%